Stock Compensation Plans (Risk Free Rate) (Details) (Employee Stock Option [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Employee Stock Option [Member]
The risk-free rate for periods within the contractual life of the option
Expected dividend yield	1.30%	1.30%
Expected annualized spot volatility minimum	38.60%	35.80%
Expected annualized spot volatility maximum	51.50%	47.10%
Weighted average annualized volatility	51.40%	41.70%
Risk-free spot rate minimum	0.10%	0.10%
Risk-free spot rate maximum	2.00%	3.50%
Expected term	5 years 2 months 12 days	5 years 8 months 15 days